STATEMENT OF CASH FLOWS (FY) - USD ($)		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (1,000)	$ (27,725)		$ (2,061,769)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrants		(2,118,750)		(236,500)
Transaction Costs				837,355
Interest earned on marketable securities held in Trust Account		(6,833)		(11,254)
Changes in operating assets and liabilities:
Prepaid expenses	0	31,721		(124,766)
Accrued expenses	1,000	1,668,616		1,162,558
Net cash used in operating activities		(452,971)		(434,376)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise and income taxes		13,368
Investment of cash into Trust Account				(230,000,000)
Net cash (used in) provided by investing activities		13,368		(230,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor			$ 25,000	25,000
Proceeds from sale of Units, net of underwriting discounts paid				225,400,000
Proceeds from sale of Private Placement Units				6,500,000
Proceeds from promissory note - related party			73,171	140,671
Repayment of promissory note - related party				(140,671)
Payment of offering costs		(5,450)	(79,793)	(473,487)
Net cash (used in) provided by financing activities		(5,450)	18,378	231,451,513
Net Change in Cash		(445,053)	18,378	1,017,137
Cash - Beginning	0	1,017,137	$ 0	0
Cash - Ending	0			1,017,137
Non-cash investing and financing activities:
Initial classification of common stock subject to possible redemption				204,793,060
Change in value of common stock subject to possible redemption		(27,720)		(1,224,420)
Deferred underwriting fee payable		$ 8,050,000		8,050,000
Offering costs included in accrued offering costs	$ 26,171			$ 5,450